Tata Motors Limited (Parent Company) - Additional Information (Detail) - Tata Motors Limited [member] - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Statement [line items]
Restricted net assets not available for distribution	₨ 127,705.6	₨ 429,855.1
Bottom of range [member]
Statement [line items]
Threshold percentage of restricted net assets to consolidated net assets	25.00%